Amortization of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2014
Branch network
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years
Amortization method	Straight-line
Customer list
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	2 years
Amortization method	Straight-line
Core deposit
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years
Amortization method	Straight-line
Favorable leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Favorable leases | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	1 year
Favorable leases | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	15 years